Expense Example - QS Variable Moderate Growth	May 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	527
Expense Example, with Redemption, 10 Years	1,188
Class II
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	661
Expense Example, with Redemption, 10 Years	$ 1,476